Jan. 31, 2020
NUVEEN NWQ FLEXIBLE INCOME FUND
SUPPLEMENT DATED NOVEMBER 17, 2020
TO THE PROSPECTUS DATED JANUARY 31, 2020
Shareholders of Nuveen NWQ Flexible Income Fund (the “
Fund
”) have approved a change to the Fund’s fundamental investment policy regarding industry concentration. The Fund will no longer be required to invest at least 25% of its assets in securities of companies principally engaged in financial services and will not be permitted to invest more than 25% of its assets in financial services companies or any other particular industry.
As a result, the first sentence of the third paragraph of the section of the prospectus entitled “Fund Summary – Principal Investment Strategies” is hereby deleted and the section entitled “How We Manage Your Money – More About Our Investment Strategies – Financial Services Company Securities” is deleted in its entirety.
In addition, the first sentences of the sections entitled “Fund Summary – Principal Risks – Financial Services Sector Risk” and “How We Manage Your Money – What the Risks Are – Principal Risks – Financial services sector risk” are hereby deleted and each are replaced with the following:
The Fund currently invests a significant portion of its assets in the financial services sector, although this may change over time.